Risk Management - Summary of Credit Risk Exposure (Details) - Credit Risk - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Credit Risk Exposure [Line Items]
Credit exposure	$ 55,300	$ 13,271
Trade and Other Receivables (Excluding Prepayments)
Disclosure Of Credit Risk Exposure [Line Items]
Credit exposure	4,253	5,046
Cash and Cash Equivalents
Disclosure Of Credit Risk Exposure [Line Items]
Credit exposure	$ 51,047	$ 8,225